DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative)	12 Months Ended
Sep. 30, 2021 EUR (€)
Description Of Organization And Business Operations
Net tangible assets	€ 5,000,001
Cash	268,360
Working capital deficit	583,674
Proceeds from related parties	25,000
Proceeds from loans	€ 300,000